UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Item 1 – Schedule of Investments – The Schedule of Investments for the three-month period ended July 31, 2017 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2017

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS - 71.4%
ARGENTINA - 0.2%
USD	150	Genneia SA, 8.75%, 01/20/2020(a)(b)	$158,388
AUSTRALIA - 0.1%
USD	52	FMG Resources August 2006 Pty Ltd., 4.75%, 02/15/2022(a)(b)	53,430
AZERBAIJAN - 0.5%
USD	371	Southern Gas Corridor CJSC, 6.88%, 03/24/2026(a)(k)	407,915
BANGLADESH - 0.3%
USD	200	Banglalink Digital Communications Ltd., 8.63%, 08/31/2017(a)(b)	208,820
BARBADOS - 0.3%
USD	210	Sagicor Finance 2015 Ltd., 8.88%, 08/11/2019(a)(b)	238,350
BELGIUM - 0.2%
EUR	120	KBC Group NV, 5.63%, 03/19/2019(a)(b)(c)(d)(e)	148,804
BRAZIL - 2.6%
USD	130	JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 06/15/2020(a)(b)	128,700
USD	420	OAS Finance Ltd., 8.88%, 04/25/2018(a)(b)(c)(f)(g)	25,200
USD	490	Petrobras Global Finance BV, 5.38%, 01/27/2021	503,475
USD	640	Petrobras Global Finance BV, 8.38%, 05/23/2021	720,000
USD	88	QGOG Atlantic / Alaskan Rigs Ltd., 5.25%, 08/30/2017(a)(b)(h)	86,765
USD	280	QGOG Constellation SA, 9.50%, 11/09/2024(a)(h)(i)	218,960
USD	400	Vale Overseas Ltd., 6.88%, 11/21/2036	445,000

			2,128,100

CANADA - 1.7%
USD	411	Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/2020(a)(b)	427,440
USD	164	GFL Environmental, Inc., 5.63%, 05/01/2019(a)(b)	169,330
USD	209	MEG Energy Corp., 6.38%, 08/31/2017(a)(b)	175,037
USD	54	MEG Energy Corp., 6.50%, 01/15/2020(a)(b)	52,245
USD	145	MEG Energy Corp., 7.00%, 09/30/2018(a)(b)	119,263
USD	144	Taseko Mines Ltd., 8.75%, 06/15/2019(a)(b)	143,100
USD	85	Teine Energy Ltd., 6.88%, 09/30/2017(a)(b)	86,063
USD	146	Telesat Canada / Telesat LLC, 8.88%, 11/15/2019(a)(b)	164,615

			1,337,093

CHINA - 3.4%
USD	200	361 Degrees International Ltd., 7.25%, 06/03/2019(a)(b)	212,760
USD	200	China Aoyuan Property Group Ltd., 6.35%, 01/11/2020(a)	204,510
CNH	3,000	China Development Bank, 3.35%, 09/19/2017	445,568
USD	200	Future Land Development Holdings Ltd., 5.00%, 02/16/2020(a)	205,471
USD	200	FUXIANG Investment Management Ltd., 3.63%, 11/30/2019(a)	201,542
USD	200	Proven Honour Capital Ltd., 4.13%, 05/06/2026(a)	204,982
USD	330	Sinopec Group Overseas Development 2017 Ltd., 2.38%, 04/12/2020(a)	330,858
USD	330	Sinopec Group Overseas Development 2017 Ltd., 3.00%, 04/12/2022(a)	333,884
USD	200	Tencent Holdings Ltd., 3.80%, 02/11/2025(a)	209,283
USD	200	Wanda Properties Overseas Ltd., 4.88%, 11/21/2018(a)	196,443
USD	200	Yestar Healthcare Holdings Co, Ltd., 6.90%, 09/15/2019(a)(b)	207,501

			2,752,802

COLOMBIA - 0.2%
USD	155	Banco GNB Sudameris SA, 6.50%, 04/03/2022(a)(b)(e)	160,999
DOMINICAN REPUBLIC - 0.5%
USD	400	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It, 7.95%, 05/11/2021(a)(b)	431,944

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2017

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
EGYPT - 1.1%
EGP	16,600	Egypt T-Bill, HSBC Credit Linked Note, Zero Coupon, 09/21/2017(a)	$895,927
EL SALVADOR - 0.3%
USD	232	Grupo Unicomer Co. Ltd., 7.88%, 04/01/2021(a)(b)	251,372
FRANCE - 1.7%
EUR	100	La Financiere Atalian SAS, 4.00%, 05/15/2020(a)(b)	123,703
EUR	270	Novafives SAS, 4.50%, 08/10/2017(a)(b)	325,220
USD	515	SFR Group SA, 6.00%, 08/31/2017(a)(b)	538,808
USD	350	SPCM SA, 4.88%, 09/15/2020(a)(b)	359,187

			1,346,918

GEORGIA - 1.1%
USD	200	BGEO Group JSC, 6.00%, 07/26/2023(a)	204,224
USD	250	Georgian Oil and Gas Corp. JSC, 6.75%, 04/26/2021(a)	262,550
USD	400	Georgian Railway JSC, 7.75%, 07/11/2022(a)	439,000

			905,774

GERMANY - 0.2%
EUR	117	Senvion Holding GmbH, 3.88%, 05/01/2019(a)(b)	140,916
GREECE - 0.2%
EUR	150	Intralot Capital Luxembourg SA, 6.00%, 08/30/2017(a)(b)	182,682
GUATEMALA - 0.3%
USD	200	Comcel Trust via Comunicaciones Celulares SA, 6.88%, 02/06/2019(a)(b)	211,200
HONDURAS - 0.3%
USD	220	Inversiones Atlantida SA, 8.25%, 07/28/2020(a)(b)	226,600
HONG KONG - 0.8%
USD	200	China Water Affairs Group Ltd., 5.25%, 02/07/2020(a)(b)	202,202
USD	200	Hongkong Electric Finance Ltd., 2.88%, 05/03/2026(a)	193,150
USD	210	Shimao Property Holdings Ltd., 8.38%, 02/10/2019(a)(b)	231,512

			626,864

INDIA - 4.7%
INR	50,000	Adani Transmission Ltd., 10.25%, 04/15/2021	828,455
INR	50,000	Axis Bank Ltd., 7.60%, 10/20/2023	784,338
USD	200	GCX Ltd., 7.00%, 08/30/2017(a)(b)	182,211
INR	50,000	Indiabulls Housing Finance Ltd., 8.90%, 09/26/2021	797,965
INR	50,000	Indiabulls Housing Finance Ltd., 9.00%, 09/26/2026	795,471
USD	200	Neerg Energy Ltd., 6.00%, 02/13/2020(a)(b)	204,842
USD	200	UPL Corp. Ltd., 3.25%, 10/13/2021(a)	200,408

			3,793,690

INDONESIA - 1.7%
USD	200	Indika Energy Capital II Pte Ltd., 6.88%, 04/10/2020(a)(b)	198,513
USD	370	Pertamina Persero PT, 4.30%, 05/20/2023(a)	385,344
USD	560	Pertamina Persero PT, 5.63%, 05/20/2043(a)	593,522
USD	200	TBG Global Pte Ltd., 5.25%, 02/10/2019(a)(b)	206,203

			1,383,582

ITALY - 0.6%
USD	440	Wind Acquisition Finance SA, 7.38%, 08/31/2017(a)(b)	458,084
KAZAKHSTAN - 0.9%
USD	200	KazMunayGas National Co. JSC, 7.00%, 05/05/2020(a)	218,500
USD	320	Nostrum Oil & Gas Finance BV, 8.00%, 07/25/2019(a)(b)	321,728

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2017

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
KAZAKHSTAN (continued)
USD	216	Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/2026(a)(h)	$211,723

			751,951

KUWAIT - 0.2%
USD	200	Equate Petrochemical BV, 3.00%, 03/03/2022(a)	199,274
LUXEMBOURG - 2.8%
USD	150	Accudyne Industries Borrower / Accudyne Industries LLC, 7.75%, 08/19/2017(a)(b)	155,925
USD	425	Altice Finco SA, 7.63%, 02/15/2020(a)(b)	455,812
EUR	275	Altice Luxembourg SA, 7.25%, 08/30/2017(a)(b)	345,788
EUR	340	ARD Finance SA, 6.63%, 09/15/2019(b)(i)	430,345
EUR	175	DEA Finance SA, 144A, 7.50%, 04/15/2019(a)(b)	224,774
EUR	100	DEA Finance SA, REG S, 7.50%, 04/15/2019(a)(b)	128,442
EUR	120	INEOS Group Holdings SA, 5.38%, 08/01/2019(a)(b)	152,005
EUR	100	Kleopatra Holdings 1 SCA, 8.50%, 07/15/2019(a)(b)(i)	116,604
USD	225	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 6.75%, 05/01/2018(a)(b)	238,500

			2,248,195

MALAYSIA - 0.9%
CNH	1,000	Cagamas Global PLC, 3.70%, 09/22/2017	148,578
USD	200	Gohl Capital Ltd., 4.25%, 01/24/2027(a)	206,589
USD	200	RHB Bank Bhd, 2.50%, 10/06/2021(a)	197,610
USD	200	TNB Global Ventures Capital Bhd, 3.24%, 10/19/2026(a)	195,381

			748,158

MEXICO - 2.2%
USD	250	Alfa SAB de CV, 6.88%, 09/25/2043(a)(b)	277,475
USD	200	Cemex SAB de CV, 7.75%, 04/16/2021(a)(b)	229,500
USD	390	Petroleos Mexicanos, 6.50%, 06/02/2041	400,725
USD	280	Petroleos Mexicanos, 6.63%, 06/15/2035	297,724
USD	130	Petroleos Mexicanos, 6.63%, 06/15/2038	135,200
USD	159	Petroleos Mexicanos, 6.88%, 08/24/2026	179,813
USD	250	Unifin Financiera SAB de CV SOFOM ENR, 7.25%, 09/27/2020(a)(b)	254,250

			1,774,687

NETHERLANDS - 1.1%
USD	415	Constellium NV, 8.00%, 01/15/2018(a)(b)	436,787
USD	410	Ziggo Secured Finance BV, 5.50%, 01/15/2022(a)(b)	424,350

			861,137

NIGERIA - 1.0%
USD	210	Access Bank PLC, 10.50%, 10/19/2021(a)	225,611
USD	200	IHS Netherlands Holdco BV, 9.50%, 10/27/2018(a)(b)	205,100
USD	210	United Bank for Africa PLC, 7.75%, 06/08/2022(a)	205,842
USD	200	Zenith Bank PLC, 7.38%, 05/30/2022(a)	197,200

			833,753

PARAGUAY - 0.3%
USD	250	Banco Regional SAECA, 8.13%, 01/24/2019(a)	267,188
RUSSIA - 2.1%
USD	210	Credit Bank of Moscow Via CBOM Finance PLC, 7.50%, 10/05/2022(a)(b)(e)	206,823
USD	301	Evraz Group SA, 5.38%, 03/20/2023(a)	302,655
USD	310	Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/2022(a)	313,465
USD	200	GTH Finance BV, 7.25%, 01/26/2023(a)(b)	223,820

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2017

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
RUSSIA (continued)
USD	200	Polyus Finance PLC, 5.25%, 02/07/2023(a)	$205,281
USD	380	Vnesheconombank Via VEB Finance PLC, 6.80%, 11/22/2025(a)	422,750

			1,674,794

SINGAPORE - 0.5%
USD	200	DBS Group Holdings Ltd., 3.60%, 09/07/2021(a)(b)(c)(e)	199,908
USD	200	United Overseas Bank Ltd., 3.50%, 09/16/2021(a)(b)(e)	203,755

			403,663

SLOVENIA - 0.1%
EUR	100	United Group BV, 4.38%, 07/01/2019(a)(b)	118,373
SPAIN - 0.6%
EUR	100	Codere Finance 2 Luxembourg SA, 144A, 6.75%, 10/31/2018(a)(b)	120,463
EUR	100	Codere Finance 2 Luxembourg SA, REG S, 6.75%, 10/31/2018(a)(b)	120,464
EUR	290	Obrascon Huarte Lain SA, 4.75%, 03/15/2018(a)(b)	281,645

			522,572

SUPRANATIONAL - 0.5%
INR	23,400	International Bank for Reconstruction & Development, 6.38%, 08/07/2018	367,324
SWITZERLAND - 0.2%
EUR	100	Selecta Group BV, 6.50%, 08/30/2017(a)(b)	120,984
THAILAND - 0.5%
USD	200	PTT Global Chemical PCL, 4.25%, 09/19/2022(a)	212,241
USD	200	PTTEP Canada International Finance Ltd., 5.69%, 04/05/2021(a)	220,412

			432,653

TURKEY - 1.6%
USD	600	Hazine Mustesarligi Varlik Kiralama AS, 5.00%, 04/06/2023(a)	616,109
USD	220	Odea Bank AS, 7.63%, 08/01/2022(a)(b)(e)	219,945
USD	209	Turkiye Vakiflar Bankasi TAO, 6.00%, 11/01/2022(a)	209,513
USD	250	Yasar Holding AS, 8.88%, 11/06/2017(a)(b)	257,540

			1,303,107

UKRAINE - 0.3%
USD	210	Ukreximbank Via Biz Finance PLC, 9.63%, 04/27/2022(a)(h)	219,870
UNITED ARAB EMIRATES - 0.3%
USD	200	MAF Global Securities Ltd., 5.50%, 09/07/2022(a)(b)(c)(e)	202,500
UNITED KINGDOM - 3.7%
GBP	110	Cabot Financial Luxembourg SA, 6.50%, 08/30/2017(a)(b)	149,587
EUR	130	Corral Petroleum Holdings AB, 11.75%, 05/15/2019(a)(b)(i)	168,514
GBP	110	CYBG PLC, 5.00%, 02/08/2021(a)(b)(d)(e)	148,963
GBP	200	CYBG PLC, 8.00%, 12/08/2022(a)(b)(c)(d)(e)	264,540
USD	200	HSBC Holdings PLC, 6.38%, 09/17/2024(b)(c)(e)	213,500
USD	465	Inmarsat Finance PLC, 4.88%, 08/31/2017(a)(b)	475,462
GBP	100	Lloyds Bank PLC, 13.00%, 01/21/2029(b)(c)(d)(e)	249,169
GBP	125	Matalan Finance PLC, 6.88%, 08/10/2017(a)(b)	160,016
GBP	115	New Look Secured Issuer PLC, 6.50%, 06/24/2018(a)(b)	103,177
GBP	185	Paragon Group of Cos. PLC (The), 7.25%, 09/09/2021(a)(b)(d)(e)	262,286
GBP	150	Phoenix Group Holdings, 6.63%, 12/18/2025(a)	235,059
GBP	210	Pizzaexpress Financing 2 PLC, 6.63%, 08/30/2017(a)(b)	273,013
GBP	207	Virgin Media Secured Finance PLC, 5.50%, 01/15/2019(a)(b)	287,277

			2,990,563

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2017

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
UNITED STATES - 28.2%
USD	216	Airxcel, Inc., 8.50%, 02/15/2019(a)(b)	$228,960
USD	262	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC, 6.63%, 06/15/2019(a)(b)	246,280
EUR	120	Alliance Data Systems Corp., 5.25%, 11/15/2018(a)(b)	151,389
USD	123	Alliance Data Systems Corp., 5.88%, 11/01/2018(a)(b)	127,920
USD	66	Alpine Finance Merger Sub LLC, 6.88%, 08/01/2020(a)(b)	68,475
USD	200	Altice US Finance I Corp., 5.38%, 07/15/2018(a)(b)	210,000
GBP	200	AMC Entertainment Holdings, Inc., 6.38%, 11/15/2019(b)	280,373
USD	5	AMC Networks, Inc., 4.75%, 08/01/2021(b)	5,044
USD	283	American Airlines 2013-2, Class B Pass Through Trust, 5.60%, 01/15/2022(a)(h)	295,004
USD	380	American Axle & Manufacturing, Inc., 6.25%, 04/01/2020(a)(b)	378,575
USD	242	American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/2018(a)(b)	257,125
USD	100	AmeriGas Partners LP / AmeriGas Finance Corp., 5.88%, 05/20/2026(b)	102,500
USD	353	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 04/01/2018(b)	355,647
USD	298	Bank of America Corp., 6.25%, 09/05/2024(b)(c)(d)(e)	328,545
USD	400	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.13%, 11/15/2017(a)(b)	409,000
USD	240	Boyd Gaming Corp., 6.38%, 04/01/2021(b)	261,600
USD	260	CalAtlantic Group, Inc., 5.25%, 12/01/2025(b)	270,400
USD	95	Callon Petroleum Co., 6.13%, 10/01/2019(b)	98,800
USD	260	Calpine Corp., 5.75%, 10/15/2019(b)	242,775
USD	217	Carrizo Oil & Gas, Inc., 6.25%, 04/15/2018(b)	215,644
USD	525	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 02/15/2021(a)(b)	564,375
USD	495	Cengage Learning, Inc., 9.50%, 06/15/2019(a)(b)	430,650
USD	100	CenturyLink, Inc., 5.63%, 04/01/2020	105,250
USD	150	Cenveo Corp., 6.00%, 02/01/2019(a)(b)	128,625
USD	92	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/2020(a)(b)	95,105
USD	374	Cheniere Corpus Christi Holdings LLC, 5.88%, 10/02/2024(b)	405,322
USD	262	Citgo Holding, Inc., 10.75%, 02/15/2020(a)	275,755
USD	110	Cogent Communications Group, Inc., 5.38%, 12/01/2021(a)(b)	115,225
USD	279	Compass Minerals International, Inc., 4.88%, 05/15/2024(a)(b)	274,815
USD	341	Continental Resources, Inc., 3.80%, 03/01/2024(b)	315,425
USD	200	CSC Holdings LLC, 10.88%, 10/15/2020(a)(b)	249,500
USD	350	CSVC Acquisition Corp., 7.75%, 06/15/2020(a)(b)	362,031
USD	285	Dynegy, Inc., 7.63%, 11/01/2019(b)	281,081
USD	320	EMI Music Publishing Group North America Holdings, Inc., 7.63%, 06/15/2019(a)(b)	355,200
USD	290	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 07/15/2018(a)(b)	251,394
USD	300	Equinix, Inc., 5.38%, 04/01/2018(b)	312,000
USD	367	First Data Corp., 5.38%, 08/15/2018(a)(b)	383,056
USD	373	Fresh Market, Inc. (The), 9.75%, 05/01/2019(a)(b)	304,927
USD	494	Frontier Communications Corp., 6.88%, 10/15/2024(b)	391,653
USD	307	Goldman Sachs Group, Inc. (The), 5.38%, 05/10/2020(b)(c)(d)(e)	320,815
USD	20	Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.38%, 12/15/2019(a)(b)	21,550
USD	270	Hardwoods Acquisition, Inc., 7.50%, 08/31/2017(a)(b)	238,950
USD	299	HCA, Inc., 5.88%, 08/15/2025(b)	325,910
USD	115	HCA, Inc., 7.50%, 02/15/2022	132,825
USD	301	HD Supply, Inc., 5.75%, 04/15/2019(a)(b)	322,446
USD	155	Herc Rentals, Inc., 7.75%, 06/01/2019(a)(b)	168,175
USD	189	Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 04/01/2020(a)(b)	184,275
USD	157	JC Penney Corp., Inc., 5.88%, 07/01/2019(a)(b)	158,963
USD	291	KB Home, 7.00%, 09/15/2021(b)	325,556

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2017

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
UNITED STATES (continued)
USD	130	Kindred Healthcare, Inc., 8.75%, 01/15/2018(b)	$129,513
USD	88	Kratos Defense & Security Solutions, Inc., 7.00%, 08/31/2017(b)	89,760
USD	506	Landry’s, Inc., 6.75%, 10/15/2019(a)(b)	518,802
USD	185	Lennar Corp., 4.88%, 09/15/2023(b)	196,563
USD	312	Level 3 Financing, Inc., 5.13%, 05/01/2018(b)	324,480
USD	185	Level 3 Financing, Inc., 5.38%, 05/01/2020(b)	196,563
USD	161	MGM Resorts International, 4.63%, 06/01/2026(b)	162,900
USD	190	Morgan Stanley, 5.55%, 07/15/2020(b)(c)(d)(e)	199,025
USD	170	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 12/01/2017(b)	173,825
USD	305	NCR Corp., 6.38%, 12/15/2018(b)	325,587
USD	110	Neiman Marcus Group Ltd., LLC, 8.00%, 08/31/2017(a)(b)	60,775
USD	329	New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/2019(a)(b)	357,100
USD	80	NRG Energy, Inc., 7.25%, 05/15/2021(b)	84,600
USD	130	Oasis Petroleum, Inc., 6.50%, 08/31/2017(b)	128,375
USD	310	Oasis Petroleum, Inc., 6.88%, 08/31/2017(b)	304,575
USD	112	Park-Ohio Industries, Inc., 6.63%, 04/15/2022(a)(b)	118,510
USD	120	PBF Holding Co. LLC / PBF Finance Corp., 7.25%, 06/15/2020(a)(b)	117,600
USD	322	Post Holdings, Inc., 5.00%, 08/15/2021(a)(b)	330,452
USD	349	Rite Aid Corp., 6.13%, 04/01/2018(a)(b)	345,946
USD	377	Sabine Pass Liquefaction LLC, 5.63%, 12/01/2024(b)	419,307
USD	195	Sanchez Energy Corp., 6.13%, 07/15/2018(b)	158,925
USD	385	Scientific Games International, Inc., 7.00%, 01/01/2018(a)(b)	410,025
USD	255	Sinclair Television Group, Inc., 5.63%, 08/01/2019(a)(b)	265,200
USD	245	Springs Industries, Inc., 6.25%, 08/31/2017(b)	251,738
USD	289	Sprint Corp., 7.88%, 09/15/2023	328,015
USD	120	Standard Industries, Inc., 5.38%, 11/15/2019(a)(b)	126,300
USD	120	State Street Corp., 2.25%, 06/15/2047(b)(e)	111,072
USD	304	Summit Materials LLC / Summit Materials Finance Corp, 6.13%, 07/15/2018(b)	318,440
USD	2	Summit Materials LLC / Summit Materials Finance Corp., 5.13%, 06/01/2020(a)(b)	2,055
USD	312	Sunoco LP / Sunoco Finance Corp., 6.25%, 04/15/2018(b)	326,040
USD	360	T-Mobile USA, Inc., 6.00%, 04/15/2019(b)	387,000
USD	119	Tenet Healthcare Corp., 4.63%, 07/15/2020(a)(b)	118,405
USD	330	Tenet Healthcare Corp., 8.13%, 04/01/2022	355,080
USD	255	TerraForm Power Operating LLC, 6.38%, 02/01/2018(a)(b)(j)	265,200
USD	183	Ultra Resources, Inc., 6.88%, 04/15/2019(a)(b)	188,490
USD	303	United Rentals North America, Inc., 5.50%, 07/15/2020(b)	319,665
USD	60	United Rentals North America, Inc., 6.13%, 08/27/2017(b)	62,775
USD	400	Valeant Pharmaceuticals International, 6.38%, 08/31/2017(a)(b)	389,000
USD	445	Whiting Petroleum Corp., 5.00%, 12/15/2018(b)	437,769
USD	213	WMG Acquisition Corp., 5.63%, 08/30/2017(a)(b)	221,520
USD	120	WR Grace & Co-Conn, 5.13%, 10/01/2021(a)	129,000
USD	305	XPO Logistics, Inc., 6.13%, 09/01/2019(a)(b)	317,200
USD	340	Zayo Group LLC / Zayo Capital Inc, 6.38%, 05/15/2020(b)	368,475

			22,776,557

VENEZUELA - 0.1%
USD	300	Petroleos de Venezuela SA, 6.00%, 05/16/2024(a)(h)	99,375

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2017

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
ZAMBIA - 0.3%
USD	200	First Quantum Minerals Ltd., 7.25%, 10/01/2019(a)(b)	$206,000

Total Corporate Bonds - 71.4% (cost $56,159,678)			57,572,932

GOVERNMENT BONDS - 61.2%
ARGENTINA - 3.3%
ARS	1,698	Argentina POM Politica Monetaria, 26.25%, 06/21/2020(e)	98,651
ARS	10,441	Argentine Bonos del Tesoro, 16.00%, 10/17/2023	600,395
USD	324	Argentine Republic Government International Bond, 5.63%, 01/26/2022	332,100
USD	323	Argentine Republic Government International Bond, 7.13%, 07/06/2036	318,963
USD	1,060	Argentine Republic Government International Bond, 7.50%, 04/22/2026	1,141,090
USD	203	Argentine Republic Government International Bond, 8.28%, 12/31/2033(h)	215,188

			2,706,387

ARMENIA - 0.5%
USD	400	Republic of Armenia International Bond, 6.00%, 09/30/2020(a)	421,000
AUSTRALIA - 10.0%
AUD	5,200	New South Wales Treasury Corp., 6.00%, 05/01/2030	5,367,319
AUD	3,500	Queensland Treasury Corp., 2.75%, 08/20/2027(a)	2,693,054

			8,060,373

BAHRAIN - 0.2%
USD	200	Bahrain Government International Bond, 7.00%, 10/12/2028(a)	205,549
BRAZIL - 2.0%
BRL	2,300	Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2023	746,709
BRL	1,200	Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2027	385,097
USD	400	Brazilian Government International Bond, 7.13%, 01/20/2037	465,000

			1,596,806

COLOMBIA - 0.5%
USD	200	Colombia Government International Bond, 4.50%, 10/28/2025(b)	212,700
USD	120	Colombia Government International Bond, 7.38%, 09/18/2037	155,700

			368,400

COSTA RICA - 0.3%
USD	250	Costa Rica Government International Bond, 4.25%, 01/26/2023(a)	245,000
DOMINICAN REPUBLIC - 2.3%
DOP	41,000	Dominican Republic Bond, 10.50%, 04/07/2023(a)	872,085
USD	210	Dominican Republic International Bond, 5.88%, 04/18/2024(a)(h)	225,750
USD	100	Dominican Republic International Bond, 6.88%, 01/29/2026(a)	113,750
USD	530	Dominican Republic International Bond, 8.63%, 04/20/2027(a)(h)	639,312

			1,850,897

ECUADOR - 1.3%
USD	200	Ecuador Government International Bond, 8.75%, 06/02/2023(a)	200,000
USD	850	Ecuador Government International Bond, 9.65%, 12/13/2026(a)	871,250

			1,071,250

EGYPT - 0.3%
USD	200	Egypt Government International Bond, 6.13%, 01/31/2022(a)	206,280
EL SALVADOR - 0.5%
USD	440	El Salvador Government International Bond, 7.65%, 06/15/2035(a)	409,200
ETHIOPIA - 0.6%
USD	500	Ethiopia International Bond, 6.63%, 12/11/2024(a)	502,500

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2017

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
GHANA - 0.8%
GHS	1,700	Ghana Government Bond, 21.50%, 03/09/2020	$410,280
USD	250	Ghana Government International Bond, 8.13%, 01/18/2026(a)(h)	257,833

			668,113

HONDURAS - 0.5%
USD	330	Honduras Government International Bond, 7.50%, 03/15/2024(a)(h)	369,607
INDONESIA - 5.3%
USD	850	Indonesia Government International Bond, 5.88%, 01/15/2024(a)	972,239
USD	200	Indonesia Government International Bond, 6.75%, 01/15/2044(a)	263,057
IDR	5,300,000	Indonesia Treasury Bond, 7.88%, 04/15/2019	406,814
IDR	10,000,000	Indonesia Treasury Bond, 8.38%, 09/15/2026	811,693
IDR	10,200,000	Indonesia Treasury Bond, 8.38%, 03/15/2034	823,717
IDR	12,000,000	Indonesia Treasury Bond, 8.75%, 05/15/2031	1,003,302

			4,280,822

IRAQ - 0.4%
USD	330	Iraq International Bond, 5.80%, 09/14/2017(a)(b)(h)	302,286
IVORY COAST - 0.3%
USD	237	Ivory Coast Government International Bond, 5.75%, 12/31/2017(a)(b)(h)(j)	231,744
KAZAKHSTAN - 1.7%
USD	520	Kazakhstan Government International Bond, 3.88%, 10/14/2024(a)	533,000
USD	820	Kazakhstan Government International Bond, 4.88%, 10/14/2044(a)	827,216

			1,360,216

MALAYSIA - 2.6%
MYR	3,200	Malaysia Government Bond, 3.66%, 10/15/2020	748,298
MYR	2,625	Malaysia Government Bond, 4.25%, 05/31/2035	593,549
MYR	3,175	Malaysia Government Bond, 4.74%, 03/15/2046	736,461

			2,078,308

MEXICO - 0.5%
USD	350	Mexico Government International Bond, 6.05%, 01/11/2040	415,450
MONGOLIA - 0.7%
USD	400	Mongolia Government International Bond, 4.13%, 01/05/2018(a)	400,520
USD	200	Mongolia Government International Bond, 5.13%, 12/05/2022(a)	191,944

			592,464

NEW ZEALAND - 9.9%
NZD	4,400	New Zealand Government Bond, 2.75%, 04/15/2025(a)	3,282,746
NZD	6,000	New Zealand Government Bond, 5.00%, 03/15/2019(a)	4,724,329

			8,007,075

NIGERIA - 0.3%
USD	200	Nigeria Government International Bond, 7.88%, 02/16/2032(a)	220,660
PARAGUAY - 0.3%
USD	200	Paraguay Government International Bond, 5.00%, 04/15/2026(a)	213,250
PERU - 0.9%
PEN	805	Peru Government Bond, 6.15%, 08/12/2032(a)	254,333
PEN	1,450	Peruvian Government International Bond, 6.90%, 08/12/2037(a)	489,885

			744,218

PHILIPPINES - 0.1%
USD	40	Philippine Government International Bond, 8.38%, 06/17/2019	44,849

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2017

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
ROMANIA - 1.7%
USD	1,090	Romanian Government International Bond, 6.13%, 01/22/2044(a)	$1,379,478
RUSSIA - 3.0%
RUB	136,039	Russian Federal Bond - OFZ, 7.05%, 01/19/2028	2,163,814
USD	200	Russian Foreign Bond - Eurobond, 4.88%, 09/16/2023(a)	216,016

			2,379,830

RWANDA - 0.7%
USD	200	Rwanda International Government Bond, 144A, 6.63%, 05/02/2023(a)	205,736
USD	350	Rwanda International Government Bond, REG S, 6.63%, 05/02/2023(a)	360,038

			565,774

SENEGAL - 0.7%
USD	200	Senegal Government International Bond, 6.25%, 05/23/2033(a)(h)	205,500
USD	330	Senegal Government International Bond, 8.75%, 05/13/2021(a)	378,329

			583,829

SINGAPORE - 0.9%
SGD	1,000	Singapore Government Bond, 2.13%, 06/01/2026	743,460
SOUTH AFRICA - 1.9%
ZAR	4,730	Republic of South Africa Government Bond, 10.50%, 12/21/2026	401,816
USD	1,030	Republic of South Africa Government International Bond, 4.88%, 04/14/2026	1,040,770
USD	100	Republic of South Africa Government International Bond, 6.25%, 03/08/2041	109,110

			1,551,696

SRI LANKA - 1.9%
LKR	160,000	Sri Lanka Government Bond, 10.60%, 09/15/2019	1,045,766
USD	440	Sri Lanka Government International Bond, 6.20%, 05/11/2027(a)	453,201

			1,498,967

SURINAME - 0.2%
USD	200	Republic of Suriname, 9.25%, 10/26/2026(a)	204,500
TANZANIA - 0.2%
USD	133	Tanzania Government International Bond, 7.42%, 03/09/2020(a)(d)(e)(h)	139,001
TURKEY - 1.4%
TRY	3,150	Turkey Government Bond, 10.40%, 03/20/2024	898,632
USD	210	Turkey Government International Bond, 6.00%, 03/25/2027	226,114

			1,124,746

UKRAINE - 1.5%
USD	810	Ukraine Government International Bond, 7.75%, 09/01/2023(a)	819,453
USD	430	Ukraine Government International Bond, 7.75%, 09/01/2024(a)	429,557

			1,249,010

URUGUAY - 0.8%
USD	50	Uruguay Government International Bond, 4.38%, 10/27/2027(h)	53,450
USD	146	Uruguay Government International Bond, 7.63%, 03/21/2036(h)	199,728
USD	165	Uruguay Government International Bond, 7.88%, 01/15/2033	227,452
UYU	4,021	Uruguay Government International Bond, 9.88%, 06/20/2022(a)	151,273

			631,903

VENEZUELA - 0.2%
USD	470	Venezuela Government International Bond, 9.25%, 05/07/2028(a)	179,775

Total Government Bonds - 61.2% (cost $46,536,721)			49,404,673

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2017

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENT - 2.5%
UNITED STATES - 2.5%
State Street Institutional U.S. Government Money Market Fund(l)	1,996,233	1,996,233

Total Short-Term Investment - 2.5% (cost $1,996,233)		1,996,233

Total Investments - 135.1% (cost $104,692,632)		108,973,838

Liabilities in Excess of Other Assets - (35.1)%		(28,298,306)

Net Assets - 100.0%		$80,675,532

(a)	Denotes a restricted security.

(b)	The maturity date presented for these instruments represents the next call/put date.

(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(d)	The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

(e)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2017.

(f)	Security is in default.

(g)	Illiquid security.

(h)	Sinkable security.

(i)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.

(j)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.

(k)	This security is government guaranteed.

(l)	Registered investment company advised by State Street Global Advisors.

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CNH	-	Chinese Yuan Renminbi Offshore

CNY	-	Chinese Yuan Renminbi

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro Currency

GBP	-	British Pound Sterling

GHS	-	Ghanaian Cedi

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2017

JPY	-	Japanese Yen

KRW	-	South Korean Won

LKR	-	Sri Lanka Rupee

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

RUB	-	New Russian Ruble

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	Turkish Lira

USD	-	U.S. Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

At July 31, 2017, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
09/01/2017	Citibank	GBP	12,000	USD	15,231	$15,848	$617
09/01/2017	Royal Bank of Canada	GBP	119,000	USD	155,269	157,162	1,893
Chinese Yuan Renminbi/United States Dollar
08/04/2017	Goldman Sachs	CNY	1,362,017	USD	200,000	202,389	2,389
Chinese Yuan Renminbi Offshore/United States Dollar
08/04/2017	Goldman Sachs	CNH	7,602,650	USD	1,100,000	1,130,134	30,134
Euro/United States Dollar
08/10/2017	Royal Bank of Canada	EUR	392,500	USD	438,686	464,834	26,148
08/10/2017	UBS	EUR	262,000	USD	295,134	310,284	15,150
Japanese Yen/United States Dollar
09/29/2017	UBS	JPY	33,507,000	USD	300,000	304,744	4,744
New Russian Ruble/United States Dollar
08/23/2017	Citibank	RUB	122,660,000	USD	2,057,708	2,043,385	(14,323)
Philippine Peso/United States Dollar
10/27/2017	UBS	PHP	43,451,150	USD	850,000	858,162	8,162
Singapore Dollar/United States Dollar
09/08/2017	Goldman Sachs	SGD	2,760,800	USD	2,000,000	2,038,427	38,427
South Korean Won/United States Dollar
09/29/2017	Goldman Sachs	KRW	2,950,645,500	USD	2,590,000	2,640,005	50,005
Thai Baht/United States Dollar
11/10/2017	UBS	THB	60,570,000	USD	1,800,000	1,823,920	23,920

						$11,989,294	$187,266

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2017

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
08/25/2017	Royal Bank of Canada	USD	750,000	AUD	1,005,942	$804,528	$(54,528)
09/22/2017	UBS	USD	2,700,000	AUD	3,569,068	2,853,448	(153,448)
10/25/2017	UBS	USD	950,000	AUD	1,200,158	959,074	(9,074)
United States Dollar/British Pound
09/01/2017	Barclays	USD	2,752,015	GBP	2,131,500	2,815,044	(63,029)
United States Dollar/Chinese Yuan Renminbi Offshore
08/04/2017	Royal Bank of Canada	USD	300,000	CNH	2,038,022	302,952	(2,952)
United States Dollar/Egyptian Pound
08/23/2017	Citibank	USD	789,405	EGP	14,565,000	810,076	(20,671)
United States Dollar/Euro
08/10/2017	Citibank	USD	105,102	EUR	92,000	108,955	(3,853)
08/10/2017	Royal Bank of Canada	USD	3,775,651	EUR	3,428,500	4,060,342	(284,691)
United States Dollar/Indian Rupee
11/03/2017	Standard Chartered Bank	USD	350,000	INR	22,866,375	352,336	(2,336)
United States Dollar/New Russian Ruble
08/23/2017	Citibank	USD	2,119,953	RUB	122,660,000	2,043,385	76,568
United States Dollar/New Zealand Dollar
08/18/2017	UBS	USD	4,000,000	NZD	5,820,722	4,370,042	(370,042)
United States Dollar/Singapore Dollar
09/08/2017	Standard Chartered Bank	USD	100,000	SGD	138,254	102,079	(2,079)
United States Dollar/South African Rand
10/13/2017	Citibank	USD	407,089	ZAR	5,531,000	414,858	(7,769)
United States Dollar/South Korean Won
09/29/2017	Standard Chartered Bank	USD	300,000	KRW	336,690,000	301,244	(1,244)

						$20,298,363	$(899,148)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2017, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Appreciation/ (Depreciation)
Over-the-counter swap agreements:
USD	16,500,000	11/01/2017	Barclays	Receive	3-month LIBOR Index	0.84%	$36,624
Centrally cleared swap agreements:
USD	15,000,000	11/04/2024	Citibank	Receive	3-month LIBOR Index	2.44%	(408,695)

							$(372,071)

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2017

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes at lower prices than institutional round lot trades. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9-, and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Interest rate swaps are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2017

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Corporate Bonds	$—	$57,572,932	$—	$57,572,932
Government Bonds	—	49,404,673	—	49,404,673

Total Fixed Income Investments	—	106,977,605	—	106,977,605

Short-Term Investment	1,996,233	—	—	1,996,233

Total Investments	$1,996,233	$106,977,605	$—	$108,973,838

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$278,157	$—	$278,157
Interest Rate Swap Agreements	—	36,624	—	36,624

Total Other Financial Instruments	$—	$314,781	$—	$314,781

Total Assets	$1,996,233	$107,292,386	$—	$109,288,619

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(990,039)	$—	$(990,039)
Interest Rate Swap Agreements	—	(408,695)	—	(408,695)

Total Liabilities	$—	$(1,398,734)	$—	$(1,398,734)

Amounts listed as “—” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended July 31, 2017, there have been no transfers between levels and no significant changes to the fair valuation methodologies.

b.	Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2017

c.	Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2017 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$106,827,042	$3,290,261	$(1,143,465)	$2,146,796

Aberdeen Global Income Fund, Inc.

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Global Income Fund, Inc.

Date: September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Global Income Fund, Inc.

Date: September 28, 2017

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Global Income Fund, Inc.

Date: September 28, 2017